PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Mar. 31, 2022
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

			Machinery		Assets
	Buildings		and		under
(amounts in millions)	and land	Simulators	equipment	Aircraft	construction	Total
Net book value as at March 31, 2020	$262.8	$1,569.3	$51.4	$69.3	$201.2	$2,154.0
Additions	16.2	13.4	13.4	19.1	45.5	107.6
Additions – business combinations (Note 3)	0.3	7.9	0.3	—	—	8.5
Disposals	—	(1.9)	(0.1)	(0.4)	(1.6)	(4.0)
Depreciation	(19.8)	(113.3)	(15.9)	(5.8)	—	(154.8)
Impairment	—	(76.7)	—	—	—	(76.7)
Purchase of assets under lease (Note 15)	—	96.5	—	—	—	96.5
Transfers and others	36.1	48.8	1.4	0.6	(97.3)	(10.4)
Foreign currency exchange differences	(13.5)	(120.9)	(2.2)	(6.7)	(8.0)	(151.3)
Net book value as at March 31, 2021	$282.1	$1,423.1	$48.3	$76.1	$139.8	$1,969.4
Additions	29.4	14.5	15.5	1.6	211.2	272.2
Additions – business combinations (Note 3)	52.1	18.7	21.5	2.1	2.1	96.5
Disposals	(2.2)	(0.4)	(0.1)	(1.1)	—	(3.8)
Depreciation	(21.4)	(101.1)	(19.3)	(5.2)	—	(147.0)
Impairment	(13.8)	(10.5)	—	—	—	(24.3)
Purchase of assets under lease (Note 15)	—	21.7	—	—	—	21.7
Transfers and others	1.1	97.6	1.1	(1.0)	(95.5)	3.3
Foreign currency exchange differences	(7.2)	(48.5)	(0.8)	(1.0)	(1.2)	(58.7)
Net book value as at March 31, 2022	$320.1	$1,415.1	$66.2	$71.5	$256.4	$2,129.3

			Machinery		Assets
	Buildings		and		under
(amounts in millions)	and land	Simulators	equipment	Aircraft	construction	Total
Cost	$513.8	$2,140.6	$192.9	$91.9	$139.8	$3,079.0
Accumulated depreciation and impairment	(231.7)	(717.5)	(144.6)	(15.8)	—	(1,109.6)
Net book value as at March 31, 2021	$282.1	$1,423.1	$48.3	$76.1	$139.8	$1,969.4
Cost	$561.9	$2,180.7	$209.2	$89.4	$256.4	$3,297.6
Accumulated depreciation and impairment	(241.8)	(765.6)	(143.0)	(17.9)	—	(1,168.3)
Net book value as at March 31, 2022	$320.1	$1,415.1	$66.2	$71.5	$256.4	$2,129.3

During the year ended March 31, 2022, depreciation of $145.0 million (2021 – $152.4 million) has been recorded in cost of sales, $0.5  million (2021 – $0.5 million) in research and development expenses and $1.5 million (2021 – $1.9 million) in selling, general and administrative expenses.